Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 01, 2019	Oct. 31, 2015	Apr. 30, 2019	Jan. 31, 2016	Jul. 31, 2019	Apr. 30, 2016	Oct. 31, 2019	Jul. 31, 2016	Jan. 31, 2020	Oct. 31, 2016	Apr. 30, 2020	Jan. 31, 2017	Jul. 31, 2020	Apr. 30, 2017	Oct. 31, 2020	Jul. 31, 2017	Jan. 31, 2021	Oct. 31, 2017	Apr. 30, 2021	Jan. 31, 2018	Jul. 31, 2021	Apr. 30, 2018	Oct. 31, 2021	Jul. 31, 2018	Jan. 31, 2022	Oct. 31, 2018	Apr. 30, 2022	Jan. 31, 2019	Jul. 31, 2022	Apr. 30, 2019	Oct. 31, 2022	Jul. 31, 2019	Jan. 31, 2023	Oct. 31, 2019	Apr. 30, 2023	Jan. 31, 2020	Jul. 31, 2023	Apr. 30, 2020	Oct. 31, 2023	Jul. 31, 2020	Jan. 31, 2024	Oct. 31, 2020	Apr. 30, 2024	Jan. 31, 2021	Jul. 31, 2024	Apr. 30, 2021	Oct. 31, 2024	Jul. 31, 2021	Jan. 31, 2025	Oct. 31, 2021	Apr. 30, 2025	Jan. 31, 2022	Jul. 31, 2025	Apr. 30, 2022	Oct. 31, 2025	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000005552
Account Value [Line Items]
Accumulated Value		$ 25,000		$ 25,543		$ 25,794		$ 26,149		$ 25,842		$ 25,321		$ 25,727		$ 26,130		$ 26,246		$ 26,025		$ 25,920		$ 26,235		$ 25,950		$ 26,733		$ 27,263		$ 27,939		$ 28,083		$ 28,649		$ 27,527		$ 29,037		$ 28,939		$ 29,669		$ 29,658		$ 30,025		$ 29,690		$ 29,182		$ 27,575		$ 28,150	$ 26,589	$ 28,381	$ 28,275	$ 28,326	$ 27,321	$ 29,136	$ 28,920	$ 29,408	$ 29,481	$ 29,742	$ 29,413	$ 29,762	$ 30,870
C000117203
Account Value [Line Items]
Accumulated Value		25,000		25,506		25,741		26,079		25,777		25,242		25,609		25,994		26,093		25,879		25,737		26,034		25,734		26,494		27,026		27,656		27,781		28,323		27,197		28,695		28,557		29,259		29,230		29,574		29,224		28,706		27,107		27,656	26,104	27,848	27,751	27,759	26,755	28,517	28,287	28,773	28,826	29,036	28,723	29,020	30,108
C000211685
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 508,054		$ 520,383		$ 523,238		$ 533,527		$ 513,169		$ 541,515		$ 539,847		$ 553,641		$ 553,601		$ 560,644		$ 554,546		$ 545,225		$ 515,343		$ 526,251		$ 497,190		$ 530,887		$ 529,049		$ 530,156		$ 511,474		$ 545,642		$ 541,751		$ 551,073		$ 552,602		$ 557,647		$ 551,618		$ 558,330		$ 579,295
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		25,000		25,577		25,888		26,387		26,015		25,505		25,925		26,454		26,585		26,404		26,328		26,717		26,449		27,266		27,950		28,669		28,940		29,624		28,554		30,205		29,980		30,813		30,766		31,199		30,770		30,231		28,340		29,038	27,084	29,249	29,155	29,307	27,800	30,098	29,762	30,404	30,496	30,724	30,257	30,403	31,767
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		25,000		25,577		25,888		26,387		26,015		25,505		25,925		26,454		26,585		26,404		26,328		26,717		26,449		27,266		27,950		28,669		28,940		29,624		28,554		30,205		29,980		30,813		30,766		31,199		30,770		30,231		28,340		29,038	27,084	29,249	29,155	29,307	27,800	30,098	29,762	30,404	30,496	30,724	30,257	30,403	31,767
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	500,000		510,196		523,323		528,261		540,743		521,225		551,364		547,245		562,449		561,597		569,504		561,672		551,837		517,319		530,049		494,389		533,903		532,190		534,971		507,460		549,397		543,273		554,995		556,664		560,832		552,308		554,980		579,872
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Accumulated Value		25,000		25,482		25,705		26,070		25,774		25,363		25,758		26,186		26,274		26,048		25,969		26,342		26,134		26,919		27,419		28,086		28,255		28,846		28,067		29,438		29,289		29,897		29,844		30,144		29,810		29,279		27,815		28,594	27,144	28,861	28,788	28,862	27,815	29,596	29,320	29,785	29,909	30,177	29,903	30,376	31,354
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Accumulated Value		$ 25,000		$ 25,482		$ 25,705		$ 26,070		$ 25,774		$ 25,363		$ 25,758		$ 26,186		$ 26,274		$ 26,048		$ 25,969		$ 26,342		$ 26,134		$ 26,919		$ 27,419		$ 28,086		$ 28,255		$ 28,846		$ 28,067		$ 29,438		$ 29,289		$ 29,897		$ 29,844		$ 30,144		$ 29,810		$ 29,279		$ 27,815		$ 28,594	$ 27,144	$ 28,861	$ 28,788	$ 28,862	$ 27,815	$ 29,596	$ 29,320	$ 29,785	$ 29,909	$ 30,177	$ 29,903	$ 30,376	$ 31,354
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 507,167		$ 519,507		$ 522,642		$ 533,565		$ 519,164		$ 544,508		$ 541,767		$ 553,002		$ 552,029		$ 557,574		$ 551,406		$ 541,567		$ 514,502		$ 528,913		$ 502,086		$ 533,850		$ 532,488		$ 533,857		$ 514,486		$ 547,441		$ 542,333		$ 550,926		$ 553,229		$ 558,184		$ 553,111		$ 561,858		$ 579,963